CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Profit/(loss) before tax	$ 7,565	$ (9,857)	$ 7,725
Adjustments to reconcile profit before tax to net cash provided by operating activities:
Depreciation	5,790	5,447	5,340
Impairment of property, plant and equipment	0	7	202
Amortization of intangible assets	45	47	62
Gain on disposal of property, plant and equipment	(132)	(318)	(239)
Gain on disposal of assets classified as held for sale	240	0	0
Gain on disposal of investment property	(271)	0	0
Adjustment for on fair value of derivatives	(33)	(259)	(3)
Dividend income	(97)	(106)	(108)
Finance income	(120)	(123)	(320)
Finance costs	1,650	1,251	744
Share of loss of associates	1	1	1
Impairment (reversal of impairment) for trade receivables	509	205	124
Impairment (reversal of impairment) for trade receivables for related parties	(1)	15	(11)
Impairment of other receivable	0	0	(80)
Impairment (write-back of impairment) of inventories	(1,119)	14,136	(240)
Unrealized foreign exchange difference, net	245	1,784	411
Noncash other operating income	0	0	(60)
(Gain) on lease modification	(74)	(2)	0
Changes in operating assets and liabilities
Trade and other receivable, net	16,720	(25,739)	(1,899)
Contract assets	(952)	(1,387)	(5,242)
Inventories	(4,389)	(53,857)	(8,828)
Prepayment and other current assets	(35)	(886)	(1,928)
Amounts due to/from related parties	807	3,911	2,777
Other non-current assets	(54)	(169)	42
Trade and other payables, accruals, other current liabilities and other non-current liabilities	(14,035)	28,896	19,917
Net cash flows provided by/(used in) operating activities	11,780	(37,003)	18,387
Dividend received	97	106	108
Interest received	119	131	1,199
Interest paid	(1,475)	(1,078)	(613)
Income tax paid	(3,955)	(3,768)	(2,706)
Net cash provided/(used in) by operating activities	6,566	(41,612)	16,375
Investing activities:
Purchases of property, plant and equipment	(3,746)	(8,547)	(14,537)
Purchases of intangible assets	(62)	(4)	(67)
Purchases of investment properties	(12)	0	(1,762)
Purchases of long-term bank deposits	0	(38)	(610)
Purchases of short-term bank deposits	0	(1,364)	(3,617)
Proceeds from disposal of held for sale assets	241	0	0
Proceeds from disposal of property, plant and equipment	204	399	297
Proceeds from disposal of investment property	301	0	0
Proceeds from maturities of long-term bank deposits	307	0	0
Proceeds from maturities of short-term bank deposits	112	3,401	0
Net cash used in investing activities	(2,655)	(6,153)	(20,296)
Financing activities:
Dividend paid to non-controlling shareholders of subsidiaries	(565)	(2,817)	(1,208)
Issuance of common stock for cash	7,922	0	0
Repayments of borrowings	(19,278)	(11,819)	(5,037)
Repayments of borrowings - related parties	0	(6,000)	(639)
Proceeds from borrowings	22,167	63,915	3,531
Proceeds from borrowings - related parties	0	0	6,000
Principal elements of lease payments	(616)	(632)	(586)
Effect from the changes in shareholding percentage in subsidiary	0	(235)	0
Financing	9,630	42,412	2,061
Effect of exchange rate	(2,036)	(4,372)	424
Net increase (decrease) in cash and cash equivalents	11,505	(9,725)	(1,436)
Cash and cash equivalents at beginning of year	42,512	52,237	53,673
Cash and cash equivalents at end of year	$ 54,017	$ 42,512	$ 52,237